Basis of Presentation, Allowance for Loan Losses (Details)	12 Months Ended
Dec. 31, 2021 Payment
Allowance for Loan Losses [Abstract]
Number of past due payments on loans classified as nonperforming	3
Loan-to-value ratio applicable to additional allowance	90.00%